CONSOLIDATED STATEMENTS OF REDEEMABLE COMMON STOCK, AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Redeemable Common Stock [Member]	Common Stock Warrants [Member]	Comprehensive Loss [Member]	Accumulated Deficit [Member]	Series A Preferred Stock [Member]
Beginning balance at Sep. 30, 2011		$ 126,560	$ 20,785		$ (258,125)
Beginning balance (in shares) at Sep. 30, 2011		6,041,029
Stock issued		$ 16,162
Stock issued (in shares)		938,492
Redeemable common stock retired		$ (4,843)
Redeemable common stock retired (in shares)		(247,632)
Change in common stock redemption value		$ (27,139)			27,139
Post-retirement medical plan actuarial benefit (expense)				$ 26
Net income (loss)	$ (41,447)			(41,447)	(41,447)
Comprehensive loss	(41,421)			(41,421)
Ending balance at Sep. 30, 2012		$ 110,740	20,785		(272,433)	$ 0
Ending balance (in shares) at Sep. 30, 2012		6,731,889				0
Stock issued		$ 14,794
Stock issued (in shares)		1,316,594
Redeemable common stock retired		$ (6,664)
Redeemable common stock retired (in shares)		(407,092)
Change in common stock redemption value		$ (56,975)			56,975
Post-retirement medical plan actuarial benefit (expense)				279
Net income (loss)	(36,592)			(36,592)	(36,592)
Comprehensive loss	(36,313)			(36,313)
Ending balance at Sep. 30, 2013		$ 61,895	20,785		(252,050)	$ 0
Ending balance (in shares) at Sep. 30, 2013		7,641,391				0
Stock issued		$ 15,080				$ 2,339
Stock issued (in shares)		5,888,653				70
Redeemable common stock retired		$ (2,284)
Redeemable common stock retired (in shares)		(420,002)
Change in common stock redemption value		$ (42,571)			42,571
Post-retirement medical plan actuarial benefit (expense)				(149)
Net income (loss)	(43,996)			(43,996)	(43,996)
Comprehensive loss	(44,145)			(44,145)
Ending balance at Sep. 30, 2014		$ 32,120	20,785		(253,475)	$ 2,339
Ending balance (in shares) at Sep. 30, 2014		13,110,042				70
Redeemable common stock retired		$ (36)
Redeemable common stock retired (in shares)		(14,527)
Net income (loss)	(22,749)			(22,749)	(22,749)
Comprehensive loss	$ (22,749)			$ (22,749)
Ending balance at Mar. 31, 2015		$ 32,084	$ 20,785		$ (276,224)	$ 2,339
Ending balance (in shares) at Mar. 31, 2015		13,095,515				70